Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 97.7%
	CONSUMER DISCRETIONARY 9.6%
	DISTRIBUTION & WHOLESALE 5.9%
62,700	Pool Corp.	$27,237,507

	ENTERTAINMENT 3.7%
72,195	Churchill Downs, Inc.	17,332,576
		44,570,083
	CONSUMER STAPLES 5.9%
	FOOD 2.0%
59,800	J&J Snack Foods Corp.	9,138,636

	HOUSEHOLD PRODUCTS 3.9%
218,600	Church & Dwight Co., Inc.	18,049,802
		27,188,438
	FINANCIALS 10.9%
	INSURANCE 10.9%
154,992	American Financial Group, Inc.	19,502,643
409,400	Arch Capital Group, Ltd.(1)	15,630,892
214,192	Berkley (W.R.) Corp.	15,674,571
		50,808,106
	HEALTHCARE 9.3%
	ELECTRONICS 4.0%
13,400	Mettler-Toledo International, Inc.(1)	18,456,624

	HEALTHCARE PRODUCTS 1.5%
17,200	Cooper Cos., Inc.	7,108,932

	HEALTHCARE SERVICES 3.8%
37,700	Chemed Corp.	17,535,024
		43,100,580
	INDUSTRIALS 27.0%
	AEROSPACE & DEFENSE 12.7%
89,583	HEICO Corp.	11,813,310
68,800	Teledyne Technologies, Inc.(1)	29,555,104
28,400	TransDigm Group, Inc.(1)	17,737,788
		59,106,202
	BUILDING MATERIALS 3.9%
61,800	Lennox International, Inc.	18,179,706

	COMMERCIAL SERVICES 2.4%
310,048	Rollins, Inc.	10,954,031

	ENGINEERING & CONSTRUCTION 2.8%
114,600	Exponent, Inc.	12,966,990

	ENVIRONMENTAL CONTROL 3.1%
115,750	Waste Connections, Inc.	14,576,398
	SOFTWARE 2.1%
21,400	Roper Technologies, Inc.	9,547,182
		125,330,509
	INFORMATION TECHNOLOGY 27.7%
	COMMERCIAL SERVICES 4.8%
72,800	Gartner, Inc.(1)	22,122,464

	COMPUTERS 2.3%
128,400	CGI, Inc.(1)(2)	10,883,184

	SOFTWARE 20.6%
45,900	ANSYS, Inc.(1)	15,626,655
163,200	Cadence Design Systems, Inc.(1)	24,715,008
39,900	Fair Isaac Corp.(1)	15,877,407
35,800	Fiserv, Inc.(1)	3,884,300
90,308	Jack Henry & Associates, Inc.	14,815,930
45,300	Tyler Technologies, Inc.(1)	20,776,845
		95,696,145
		128,701,793
	MATERIALS 4.2%
	PACKAGING & CONTAINERS 4.2%
100,700	AptarGroup, Inc.	12,018,545
83,892	Ball Corp.	7,547,763
		19,566,308
	REAL ESTATE 3.1%
	REITS 3.1%
183,300	Equity Lifestyle Properties, Inc. REIT	14,315,730

TOTAL COMMON STOCKS (Cost $278,449,912)		453,581,547

SHORT-TERM INVESTMENTS 2.2%

	MONEY MARKET FUNDS 2.2%
10,514,921	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(3)	10,514,921
5,353	State Street Navigator Securities Lending Government Money Market Portfolio(4)	5,353
		10,520,274
TOTAL SHORT-TERM INVESTMENTS (Cost $10,520,274)		10,520,274

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September 30, 2021

Shares	Value
TOTAL INVESTMENT IN SECURITIES 99.9% (Cost $288,970,186)	$464,101,821
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%	322,662
NET ASSETS(5) 100.0%	$464,424,483

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2021, the market value of the securities on loan was $5,170.
(3)	Rate reflects 7 day yield as of September 30, 2021.
(4)	Securities with an aggregate market value of $5,170 were out on loan in exchange for collateral including $5,353 of cash collateral as of September 30, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $288,970,186, aggregate gross unrealized appreciation was $175,131,635, aggregate gross unrealized depreciation was $0 and the net unrealized appreciation was $175,131,635.
REIT	Real Estate Investment Trust.

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The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$453,581,547	$—	$—	$453,581,547
Short-Term Investments	10,520,274	—	—	10,520,274
Total Investments in Securities	$464,101,821	$—	$—	$464,101,821

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2021, there were no Level 3 investments.

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